Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Mar. 06, 2020
Document Effective Date	Mar. 09, 2020
Prospectus Date	Mar. 09, 2020
Entity Inv Company Type	N-1A
Parametric 1-to-10 Year Laddered Corporate Bond Fund | Class A
Risk/Return:
Trading Symbol	EACBX
Parametric 1-to-10 Year Laddered Corporate Bond Fund | Class I
Risk/Return:
Trading Symbol	EICBX